Intangible assets (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 185,752	$ 245,062	$ 198,211